Liquidity (Details) - USD ($)	1 Months Ended
	Nov. 30, 2020	Sep. 30, 2017	Dec. 31, 2020	Dec. 31, 2019
Liquidity
Net proceeds from equity financing	$ 9,100,000	$ 5,600,000
Cash on hand			$ 37,119,195	$ 12,440,457
Short-term bank loans			5,564,790	6,861,208
Bank acceptance notes payable			$ 1,753,109	$ 205,520